Intangible assets, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Intangible assets, net [Abstract]
Schedule of amortization activity of intangible assets
	As of March 31, 2023			As of December 31, 2022
	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
Customer relationships	12,587,657	(7,026,378)	5,561,279	12,585,004	(5,978,395)	6,606,609
Software platform	5,622,053	(3,748,035)	1,874,018	5,622,053	(3,279,532)	2,342,521
Non compete agreement	1,830,236	(180,516)	1,649,720	1,830,236	(90,258)	1,739,978
	20,039,946	(10,954,929)	9,085,017	20,037,293	(9,348,185)	10,689,108

	As of December 31, 2022			As of December 31, 2021
	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
Customer relationships	12,585,004	(5,978,395)	6,606,609	9,792,428	(2,492,570)	7,299,858
Software platform	5,622,053	(3,279,532)	2,342,521	5,622,053	(1,405,513)	4,216,540
Non compete agreement	1,830,236	(90,258)	1,739,978
	20,037,293	(9,348,185)	10,689,108	15,414,481	(3,898,083)	11,516,398

Schedule of company’s intangible assets for future periods
2023 (April to December)	4,798,619
2024	2,570,106
2025	1,073,202
2026	366,047
2027	277,043
Total future amortization expense	9,085,017

2023	6,407,164
2024	2,570,106
2025	1,070,002
2026	366,047
2027	275,789
Total future amortization expense	10,689,108